Subsequent Events	6 Months Ended
Jun. 30, 2022
Disclosure Of Events After Reporting Period Text Block Abstract
SUBSEQUENT EVENTS

NOTE 5 - SUBSEQUENT EVENTS

a.	On August 30, 2022, the Company closed its IPO, for aggregate gross proceeds of approximately $15.5 million, before deducting underwriting discounts and estimated offering expenses (including the partial exercise of the over-allotment option). The Company issued 3,717,473 Ordinary Shares and 3,717,473 Warrants. The Units were sold at an initial public offering price of $4.16 per Unit. The Warrants have an exercise price of $4.04 per Ordinary Share and are immediately exercisable until August 30, 2027.

The Company granted Aegis Capital Corp., the underwriter in the IPO ("Aegis"), a 45-day over-allotment option to purchase an additional 425,912 Ordinary Shares and/or Warrants (up to 15% of the number of Ordinary Shares and Warrants, respectively, sold in the IPO) solely to cover over-allotments, if any. On August 29, 2022, Aegis partially exercised its over-allotment option with respect to 425,912Warrants to purchase up to 425,912 Ordinary Shares.

The Ordinary Shares and Warrants began trading on Nasdaq under the symbol “JFBR” and “JFBRW”, respectively, on August 26, 2022.

In connection with the IPO, the shareholders’ loans due to Medigus, Mr. Hakmon and L.I.A. Pure Capital Ltd. in aggregate the amount of $5,059 thousand were converted into 1,463,619 Ordinary Shares. Additionally, third-party loans in the amount of approximately $810 thousand, inclusive of accrued interest, were fully repaid.

b.	In September 2022, the Company repaid: (i) a related party balance to shareholder, Medigus, in the amount of $150 thousand and; (ii) another related party balance in the amount of $175 thousand and; (iii) $393 thousand for the payment of accrued interest with respect to certain related party loans upon the conversion of such loans at the closing of the IPO.

c.	Refer to Note 3 regarding the repayment of the Bank Leumi loans in September 2022.

d.	On August 3, 2022, the Company’s Board of Directors approved the increase to Mr. Hakmon’s monthly salary to NIS 55,000 plus applicable value added taxes (“VAT”), retroactively from February 1, 2022. Effective on September 1, 2022, the Company’s Board of Directors approved an increase to Mr. Hakmon’s monthly salary to NIS 80,000 plus VAT and a one-time bonus of NIS 480,000.